Victory INCORE Fund for Income
Victory INCORE Fund for Income
Investment Objective
The Fund seeks to provide a high level of current income consistent with preservation of shareholders' capital.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 44 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Victory INCORE Fund for Income	Class A	Class C		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	2.00%	none		none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	1.00%	[1]	none	none	none	none
[1]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory INCORE Fund for Income	Class A	Class C	Class I	Class R	Class R6		Class Y
Management Fees	0.46%	0.46%	0.46%	0.46%	0.46%		0.46%
Distribution (12b-1) Fees	0.25%	1.00%	none	0.25%	none		none
Other Expenses	0.23%	0.26%	0.19%	0.24%	0.53%		0.44%
Total Annual Fund Operating Expenses	0.94%	1.72%	0.65%	0.95%	0.99%		0.90%
Fee Waiver/Expense Reimbursement	none	none	none	none	(0.36%)	[1]	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.94%	1.72%	0.65%	0.95%	0.63%	[1]	0.71%	[1]
[1]	The Adviser has contractually agreed to waive its management fee and/or expenses so that the total annual operating expenses (excluding certain items such as interest taxes and brokerage commissions) of Class R6 and Class Y shares do not exceed 0.63% and 0.71% until at least February 28, 2018 and February 28, 2017, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory INCORE Fund for Income - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	294	494	710	1,332
Class C	275	542	933	2,030
Class I	66	208	362	810
Class R	97	303	525	1,166
Class R6	64	279	512	1,180
Class Y	73	268	480	1,090

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory INCORE Fund for Income | Class C | USD ($)	175	542	933	2,030

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategy

The Fund pursues its investment objective by investing primarily in securities issued by the U.S. government and its agencies or instrumentalities.

Under normal circumstances, the Fund primarily invests in:

  Mortgage-backed obligations and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), with an average effective maturity ranging from 2 to 10 years.
  Obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities with a dollar-weighted average maturity normally less than 5 years.

The goal of the Fund's strategy is to provide high, reliable income by investing in securities backed 100% by the full faith and credit of the U.S. government. Portfolio construction consists of three layers: (1) top-down, macro-economic driven, (2) mid-level, relative value driven and (3) bottom up, borrower characteristics driven. The greatest emphasis will generally be on the bottom up factor, but the relative weightings of the three layers can and will vary over time, reflective of the broad economic environment. The Adviser's sell discipline is driven by actual borrower prepayments, where bonds that exhibit either erratic or consistently fast prepayment speeds are sold first.

The Fund may purchase or sell securities on a when-issued, to-be-announced or delayed delivery basis.

There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures.

Principal Risks

The Fund's investments are subject to the following principal risks:

  The market values of the securities acquired by the Fund may decline.
  The portfolio manager may not execute the Fund's principal investment strategy effectively.
  Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
  Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. In a rising interest rate environment or when investor redemptions from fixed income funds are higher than normal, liquidity risk may be magnified due to the increased supply in the market that would result from selling activity.
  The Fund may reinvest at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.
  The average life of a mortgage-related security may be shortened or lengthened.
  A U.S. government agency or instrumentality may default on its obligation and the U.S. government may not provide support.
  The market value of the security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund's NAV. There is also the risk that a party fails to deliver the security on time or at all.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class I, Class R and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of the Barclays Capital 1-5 Year U.S. Gov't Bond Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Calendar Year Returns for Class R Shares

Highest/lowest quarterly results during this time period were:
Highest	2.81% (quarter ended March 31, 2008)
Lowest	-1.53% (quarter ended June 30, 2013)

Average Annual Total Returns (For the Periods ended December 31, 2015)
Average Annual Returns - Victory INCORE Fund for Income	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class R	1.32%	1.70%		3.63%
Class A	(0.61%)	1.32%		3.45%
Class C	(0.38%)	0.94%		2.83%
Class I	1.72%	1.95%	[1]		Mar. 01, 2011
Class Y	1.66%	0.93%	[1]		Jan. 29, 2013
After Taxes on Distributions | Class R	(0.81%)	(0.31%)		1.53%
After Taxes on Distributions and Sale of Fund Shares | Class R	0.76%	0.48%		1.99%
Barclays Capital 1-5 Year U.S. Gov't Bond Index returns reflect no deduction for fees, expenses or taxes.	0.93%	1.23%		3.06%
[1]	Inception dates of Class I and Class Y shares are March 1, 2011 and January 29, 2013, respectively.